Quarterly Holdings Report
for
Fidelity® High Income Fund
January 31, 2025
SPH-NPRT3-0425
1.813069.120
Alternative Funds - 1.0%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(y) (Cost $29,057,753)	2,921,548	28,601,953

Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.1%
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.4919% 10/25/2037 (c)(d)(e)	175,000	177,675
Invesco US CLO Ltd Series 2023-2A Class F, CME Term SOFR 3 month Index + 7.58%, 11.8732% 4/21/2036 (c)(d)(e)	423,000	424,280
Midocean Credit Clo Xii Ltd Series 2024-12A Class ER, CME Term SOFR 3 month Index + 6.65%, 10.9432% 4/18/2036 (c)(d)(e)	424,000	426,520
Midocean Credit Clo Xv Ltd Series 2024-15A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5432% 7/21/2037 (c)(d)(e)	250,000	255,825
Sound Point CLO 40 Ltd Series 2024-40A Class E, CME Term SOFR 3 month Index + 6.7%, 11.2893% 10/20/2037 (c)(d)(e)	250,000	249,808
TOTAL BAILIWICK OF JERSEY		1,534,108
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Agl Clo 5 Ltd Series 2024-5A Class ERR, CME Term SOFR 3 month Index + 6.0884%, 10.3816% 7/20/2034 (c)(d)(e)	154,000	154,872
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.7932% 1/20/2035 (c)(d)(e)	285,000	285,182
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.7901% 10/22/2037 (c)(d)(e)	150,000	152,920
Bbam US Clo IV Ltd Series 2024-4A Class D, CME Term SOFR 3 month Index + 6.25%, 10.552% 7/15/2039 (c)(d)(e)	250,000	256,131
Benefit Street Partners Clo Xxxix Ltd Series 2025-39A Class D2, CME Term SOFR 3 month Index + 3.65%, 0% 4/15/2038 (c)(d)(e)(f)	285,000	285,000
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.0432% 10/20/2037 (c)(d)(e)	184,000	189,804
Carlyle US CLO Ltd Series 2024-2A Class E, CME Term SOFR 3 month Index + 6.85%, 11.1501% 4/25/2037 (c)(d)(e)	250,000	256,740
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.2067% 10/25/2037 (c)(d)(e)	223,000	228,952
Carval Clo Xi-C Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.9214% 10/20/2037 (c)(d)(e)	317,000	325,871
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 0% 1/17/2038 (c)(d)(e)	189,000	189,075
Eaton Vance CLO Ltd Series 2024-1A Class D2, CME Term SOFR 3 month Index + 4.5%, 8.802% 10/15/2037 (c)(d)(e)	200,000	204,943
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 10.302% 7/15/2037 (c)(d)(e)	150,000	153,638
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.6606% 10/20/2037 (c)(d)(e)	222,000	227,091
Neuberger Berman Loan Advisers Lasalle Street Lending Clo II Ltd Series 2024-2A Class E, CME Term SOFR 3 month Index + 7.5%, 11.7932% 4/20/2038 (c)(d)(e)	791,000	815,557
OCP CLO Ltd Series 2024-11A Class ER2, CME Term SOFR 3 month Index + 6.82%, 11.1201% 4/26/2036 (c)(d)(e)	560,000	562,173
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.8432% 7/20/2037 (c)(d)(e)	200,000	207,332
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 2.5% 2/20/2038 (c)(d)(e)	285,000	285,000
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 10.2529% 10/20/2037 (c)(d)(e)	285,000	296,557
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.15% 1/15/2033 (c)(d)(e)	285,000	287,399
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 3.8% 4/20/2038 (c)(d)(e)	127,000	127,000
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.5928% 10/15/2039 (c)(d)(e)	150,000	153,567
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		5,644,804
UNITED STATES - 0.0%
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 10.1997% 10/15/2036 (c)(d)(e)	285,000	295,639
Obra Clo 1 Ltd / Obra Clo 1 LLC Series 2024-1A Class D2, 8.259% 1/20/2038 (c)	155,000	159,124
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 11.1731% 1/20/2038 (c)(d)(e)	179,000	182,088
TOTAL UNITED STATES		636,851
TOTAL ASSET-BACKED SECURITIES (Cost $7,678,179)		7,815,763

Bank Loan Obligations - 5.5%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
DH Corporation/Societe DH 1LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.6455% 9/13/2029 (d)(e)(g)(h)	114,521	114,521
NETHERLANDS - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5904% 8/27/2028 (d)(e)(g)	2,660,242	2,154,796
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0139% 11/15/2030 (d)(e)(g)	74,438	72,184
UNITED KINGDOM - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect US FinCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8116% 12/12/2026 (d)(e)(g)	1,573,656	1,553,010
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4261% 7/21/2030 (d)(e)(g)	4,323,993	4,304,189
TOTAL UNITED KINGDOM		5,857,199
UNITED STATES - 5.2%
Communication Services - 0.2%
Media - 0.2%
Sinclair Television Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.9261% 9/30/2026 (d)(e)(g)	5,675,301	5,663,496
Consumer Discretionary - 2.2%
Broadline Retail - 0.1%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9288% 6/18/2029 (d)(e)(g)	4,165,273	3,841,423
Diversified Consumer Services - 0.4%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7058% 3/4/2028 (d)(e)(g)	11,155,903	9,306,589
TKC Holdings Inc 1LN, term loan 13.5% 2/14/2027 (d)(g)	2,440,256	2,263,337
		11,569,926
Hotels, Restaurants & Leisure - 1.0%
ClubCorp Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5904% 9/18/2026 (d)(e)(g)	1,293,131	1,297,515
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 1/17/2032 (d)(e)(g)(i)	2,530,000	2,525,775
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6768% 12/22/2031 (d)(e)(g)	2,035,000	2,027,369
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5904% 6/1/2028 (d)(e)(g)	2,895,654	2,793,785
Restaurant Technologies Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5788% 4/1/2029 (d)(e)(g)	2,821,333	2,740,220
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5524% 12/30/2026 (d)(e)(g)	10,395,466	10,016,032
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0524% 12/30/2026 (d)(e)(g)	794,642	767,823
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5408% 3/1/2026 (d)(e)(g)	3,116,733	3,006,338
		25,174,857
Household Durables - 0.4%
Mattress Firm Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.25%, 8.9235% 9/24/2028 (d)(e)(g)	1,472,102	1,471,189
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6616% 6/29/2028 (d)(e)(g)	6,268,029	6,087,259
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6761% 10/30/2027 (d)(e)(g)	2,579,608	2,569,522
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6616% 10/30/2027 (d)(e)(g)	1,502,918	1,501,039
		11,629,009
Specialty Retail - 0.3%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1521% 6/6/2031 (d)(e)(g)	8,704,761	8,588,378
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.1767% 9/10/2029 (d)(e)(g)	598,500	575,494
		9,163,872
TOTAL CONSUMER DISCRETIONARY		61,379,087

Consumer Staples - 0.0%
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 14.6162% 8/2/2028 (d)(e)(g)	270,705	269,081
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 12/30/2027 (d)(e)(g)(i)	570,000	571,424
Mesquite Energy Inc 1LN, term loan 0% (d)(g)(h)(i)(j)	1,718,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (d)(e)(g)(h)(i)(j)	4,024,234	1
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.2908% 10/30/2028 (d)(e)(g)	1,177,564	1,170,452
		1,741,877
Financials - 0.0%
Financial Services - 0.0%
Softbank Svf II Cayman LP 1LN, term loan 3 month U.S. LIBOR + 5%, 6% 12/31/2025 (d)(e)(g)(h)	233,634	233,938
Insurance - 0.0%
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6761% 1/31/2028 (d)(e)(g)	1,480,000	1,443,740
TIH Insurance Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0788% 5/6/2032 (d)(e)(g)	42,105	42,632
		1,486,372
TOTAL FINANCIALS		1,720,310

Health Care - 0.2%
Health Care Providers & Services - 0.2%
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 1%, 5.3288% 6/28/2029 (d)(e)(g)	1,664,323	1,576,946
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3116% 9/24/2031 (d)(e)(g)	820,000	822,394
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0788% 7/1/2031 (d)(e)(g)	2,452,675	2,029,589
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.7754% 1/31/2029 (d)(e)(g)	800,000	790,248
		5,219,177
Industrials - 0.8%
Aerospace & Defense - 0.1%
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 12/10/2031 (d)(e)(g)(i)	305,000	305,610
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 1/30/2032 (d)(e)(g)(i)	1,279,310	1,280,909
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 1/30/2032 (d)(e)(g)(i)	120,690	120,841
		1,707,360
Air Freight & Logistics - 0.0%
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1616% 11/23/2028 (d)(e)(g)(h)	188,658	188,658
Echo Global Logistics Inc 2LN, term loan CME Term SOFR 3 month Index + 7%, 11.4116% 11/23/2029 (d)(e)(g)(h)	30,000	29,999
		218,657
Commercial Services & Supplies - 0.2%
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8288% 2/10/2031 (d)(e)(g)	1,112,198	1,102,889
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0711% 8/1/2030 (d)(e)(g)	2,378,270	2,341,716
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3889% 4/11/2029 (d)(e)(g)	3,595,850	3,019,508
		6,464,113
Passenger Airlines - 0.0%
Spirit Airlines Inc Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.3021% 11/30/2025 (d)(e)(g)	1,331,603	1,333,267
Professional Services - 0.5%
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0616% 12/30/2028 (d)(e)(g)	4,393,699	4,146,554
Corelogic Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9261% 6/2/2028 (d)(e)(g)	6,255,684	6,226,344
		10,372,898
Trading Companies & Distributors - 0.0%
Foundation Building Materials Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.802% 1/29/2028 (d)(e)(g)	845,000	829,308
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.552% 1/29/2031 (d)(e)(g)	280,000	274,868
		1,104,176
TOTAL INDUSTRIALS		21,200,471

Information Technology - 0.8%
Communications Equipment - 0.0%
CommScope LLC 1LN, term loan 9.8116% 12/17/2029 (d)(g)	535,000	546,256
IT Services - 0.2%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5636% 2/10/2028 (d)(e)(g)	4,634,915	4,229,360
Software - 0.4%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.1616% 12/10/2029 (d)(e)(g)	747,616	744,252
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 12/11/2028 (d)(e)(g)(i)	375,000	374,355
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.6455% 9/13/2029 (d)(e)(g)(h)	4,903,589	4,903,589
Leia Finco US LLC 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5352% 10/12/2032 (d)(e)(g)	1,315,000	1,300,680
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 2%, 13.6139% 6/4/2029 (d)(e)(g)	2,495,000	2,459,646
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.6619% 5/15/2028 (d)(e)(g)	546,603	564,482
		10,347,004
Technology Hardware, Storage & Peripherals - 0.2%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 12/15/2031 (d)(e)(g)(i)	6,975,000	6,874,769
TOTAL INFORMATION TECHNOLOGY		21,997,389

Materials - 0.6%
Chemicals - 0.6%
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7755% 6/4/2028 (d)(e)(g)	969,949	872,149
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 4.3476% 6/12/2028 (d)(e)(g)(k)	304,320	307,872
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.7755% 6/12/2028 (d)(e)(g)	285,327	288,656
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3538% 7/3/2028 (d)(e)(g)	1,491,263	1,452,281
Hexion Holdings Corp 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3021% 3/15/2029 (d)(e)(g)	1,067,325	1,068,061
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8491% 3/15/2030 (d)(e)(g)	423,529	406,059
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0501% 8/22/2031 (d)(e)(g)	5,619,770	5,446,513
TPC Group Inc 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.1086% 11/22/2031 (d)(e)(g)	5,615,000	5,465,248
		15,306,839
Construction Materials - 0.0%
Eco Material Technologies Inc 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 2/4/2032 (d)(e)(g)(i)	295,000	294,262
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 1/30/2032 (d)(e)(g)(i)	590,000	588,525
		882,787
TOTAL MATERIALS		16,189,626

Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 8.219% 11/14/2025 (d)(e)(g)	2,503,149	2,490,633
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1761% 3/25/2028 (d)(e)(g)	5,691,341	5,521,170
		8,011,803
TOTAL UNITED STATES		143,392,317
TOTAL BANK LOAN OBLIGATIONS (Cost $155,215,868)		151,591,017

Commercial Mortgage Securities - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
BX Commercial Mortgage Trust Series 2021-SOAR Class G, CME Term SOFR 1 month Index + 2.9145%, 7.2215% 6/15/2038 (c)(d)(e)	1,877,972	1,864,991
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (c)(d)	1,700,000	1,626,681
TOTAL UNITED STATES		3,491,672
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,320,806)		3,491,672

Common Stocks - 1.9%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC	20,100	1,254,642
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
South Bow Corp	126,400	3,024,868
FRANCE - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA (l)	82,400	1,572,010
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Intelsat SA/Luxembourg (h)	2,308	79,788
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg Sarl (h)	7	19,451
TOTAL LUXEMBOURG		99,239
TANZANIA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Helios Towers PLC (l)	5,449,484	6,418,974
UNITED STATES - 1.5%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (h)	56,826	369,369
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
UC Holdings Inc (h)(l)	3,510	0
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC / New Cotai Capital Corp (b)(l)	125,816	67,941
Leisure Products - 0.0%
Topgolf Callaway Brands Corp (l)	135,500	1,065,030
TOTAL CONSUMER DISCRETIONARY		1,132,971

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Northeast Grocery Inc (b)(h)(l)	12,754	62,494
Southeastern Grocers Inc rights (h)(l)	1,243,047	304,708
		367,202
Energy - 0.8%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd (h)(l)	47,062	0
Noble Corp PLC warrants 2/4/2028 (l)	599	7,535
Superior Energy Services Inc Class A (h)	609	41,187
Tidewater Inc warrants 11/14/2042 (l)	1,897	115,009
		163,731
Oil, Gas & Consumable Fuels - 0.8%
EP Energy Corp (h)(l)	7,975	10,527
Mesquite Energy Inc (h)(l)	217,050	18,855,914
New Fortress Energy Inc (m)	151,680	2,275,200
		21,141,641
TOTAL ENERGY		21,305,372

Health Care - 0.3%
Health Care Providers & Services - 0.3%
Cano Health LLC (h)	271,705	3,396,313
Cano Health LLC warrants (h)(l)	14,480	57,630
Surgery Partners Inc (l)	136,300	3,474,287
		6,928,230
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp (l)	31,500	2,850,435
IT Services - 0.2%
GTT Communications Inc (h)(l)	113,281	5,315,145
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp (l)	44,200	2,313,428
TOTAL INFORMATION TECHNOLOGY		10,479,008

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
PureWest Energy LLC (h)(l)	105	23
TOTAL UNITED STATES		40,582,175
TOTAL COMMON STOCKS (Cost $41,561,025)		52,951,908

Convertible Corporate Bonds - 1.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.2%
Communication Services - 0.4%
Media - 0.4%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	9,420,798	10,957,196
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC 5% 2/24/2027	166,639	225,729
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
MKS Instruments Inc 1.25% 6/1/2030 (c)	2,767,000	2,807,824
ON Semiconductor Corp 0% 5/1/2027 (n)	910,000	1,067,079
Wolfspeed Inc 1.875% 12/1/2029	8,388,000	3,229,380
		7,104,283
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	2,602,000	2,331,392
Redfin Corp 0.5% 4/1/2027	6,883,000	5,278,573
		7,609,965
Utilities - 0.2%
Electric Utilities - 0.1%
PG&E Corp 4.25% 12/1/2027	2,633,000	2,679,028
Independent Power and Renewable Electricity Producers - 0.1%
NextEra Energy Partners LP 0% 11/15/2025 (c)(o)	914,000	867,386
NextEra Energy Partners LP 2.5% 6/15/2026 (c)	2,910,000	2,753,812
		3,621,198
TOTAL UTILITIES		6,300,226

TOTAL UNITED STATES		32,197,399
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $32,769,869)		32,197,399

Non-Convertible Corporate Bonds - 84.2%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.5%
Materials - 0.5%
Chemicals - 0.1%
Nufarm Australia Ltd / Nufarm Americas Inc 5% 1/27/2030 (c)		3,017,000	2,804,642
Metals & Mining - 0.4%
FMG Resources August 2006 Pty Ltd 4.375% 4/1/2031 (c)		1,415,000	1,291,094
FMG Resources August 2006 Pty Ltd 5.875% 4/15/2030 (c)		130,000	128,554
Mineral Resources Ltd 8% 11/1/2027 (c)		3,910,000	4,006,723
Mineral Resources Ltd 8.5% 5/1/2030 (c)		3,375,000	3,491,714
Mineral Resources Ltd 9.25% 10/1/2028 (c)		2,425,000	2,564,789
			11,482,874
TOTAL AUSTRALIA			14,287,516
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (c)		3,337,000	3,309,983
BELGIUM - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (c)		2,400,000	2,312,640
BRAZIL - 0.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Sitios Latinoamerica SAB de CV 6% 11/25/2029 (c)		2,765,000	2,760,576
Energy - 0.0%
Energy Equipment & Services - 0.0%
Yinson Boronia Production BV 8.947% 7/31/2042 (c)		1,303,402	1,355,538
Materials - 0.4%
Metals & Mining - 0.4%
ERO Copper Corp 6.5% 2/15/2030 (c)		7,088,000	6,893,080
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (c)(d)		4,102,819	3,969,477
			10,862,557
TOTAL BRAZIL			14,978,671
CAMEROON - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Golar LNG Ltd 7% 10/20/2025 (c)		4,760,000	4,780,230
Golar LNG Ltd 7.75% 9/19/2029 (c)(p)		4,600,000	4,583,992

TOTAL CAMEROON			9,364,222
CANADA - 3.6%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (c)		7,126,000	6,452,904
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (c)		3,985,000	3,968,032
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (c)		2,960,000	3,000,315
			13,421,251
Consumer Staples - 0.1%
Household Products - 0.1%
Kronos Acquisition Holdings Inc 10.75% 6/30/2032 (c)		680,000	603,459
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (c)		1,128,000	1,073,935
			1,677,394
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Baytex Energy Corp 7.375% 3/15/2032 (c)		2,725,000	2,685,641
Parkland Corp 4.5% 10/1/2029 (c)		1,673,000	1,568,380
Parkland Corp 4.625% 5/1/2030 (c)		8,235,000	7,664,900
Parkland Corp 6.625% 8/15/2032 (c)		810,000	811,893
Vermilion Energy Inc 7.25% 2/15/2033 (c)(f)		555,000	552,165
			13,282,979
Health Care - 0.2%
Pharmaceuticals - 0.2%
1375209 Bc Ltd 9% 1/30/2028 (c)		4,700,000	4,706,829
Industrials - 0.7%
Aerospace & Defense - 0.4%
Bombardier Inc 7% 6/1/2032 (c)		790,000	805,572
Bombardier Inc 7.25% 7/1/2031 (c)		3,940,000	4,068,362
Bombardier Inc 7.875% 4/15/2027 (c)		3,324,000	3,335,817
Bombardier Inc 8.75% 11/15/2030 (c)		1,285,000	1,383,621
			9,593,372
Commercial Services & Supplies - 0.3%
Garda World Security Corp 8.25% 8/1/2032 (c)		1,620,000	1,666,342
Garda World Security Corp 8.375% 11/15/2032 (c)		1,740,000	1,796,562
Wrangler Holdco Corp 6.625% 4/1/2032 (c)(q)		4,800,000	4,907,899
			8,370,803
Passenger Airlines - 0.0%
Air Canada 3.875% 8/15/2026 (c)		595,000	579,966
Information Technology - 0.4%
Software - 0.4%
Open Text Corp 3.875% 12/1/2029 (c)		4,020,000	3,686,113
Open Text Holdings Inc 4.125% 12/1/2031 (c)(q)		4,170,000	3,737,505
Open Text Holdings Inc 4.125% 2/15/2030 (c)(q)		4,820,000	4,419,730
			11,843,348
Materials - 1.2%
Chemicals - 1.2%
Methanex Corp 5.125% 10/15/2027		11,101,000	10,927,025
Methanex Corp 5.65% 12/1/2044		6,514,000	5,694,562
NOVA Chemicals Corp 4.25% 5/15/2029 (c)		4,845,000	4,542,725
NOVA Chemicals Corp 5% 5/1/2025 (c)		2,270,000	2,256,659
NOVA Chemicals Corp 5.25% 6/1/2027 (c)		2,523,000	2,479,252
NOVA Chemicals Corp 7% 12/1/2031 (c)		2,425,000	2,446,301
NOVA Chemicals Corp 8.5% 11/15/2028 (c)		1,430,000	1,518,787
NOVA Chemicals Corp 9% 2/15/2030 (c)		1,670,000	1,781,490
			31,646,801
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (c)		1,120,000	1,107,661
TOTAL MATERIALS			32,754,462

TOTAL CANADA			96,230,404
CHILE - 0.2%
Communication Services - 0.2%
Media - 0.2%
VTR Finance NV 6.375% 7/15/2028 (c)		4,430,000	4,142,050
COLOMBIA - 0.5%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Canacol Energy Ltd 5.75% 11/24/2028 (c)		8,598,000	5,094,315
Gran Tierra Energy Inc 9.5% 10/15/2029 (c)		4,599,000	4,334,558
			9,428,873
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Enfragen Energia Sur SA 5.375% 12/30/2030 (c)		4,778,000	4,130,581
TOTAL COLOMBIA			13,559,454
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mine Ltd 7.875% 1/23/2030 (c)		2,800,000	2,814,000
FINLAND - 0.3%
Consumer Discretionary - 0.2%
Leisure Products - 0.2%
Amer Sports Co 6.75% 2/16/2031 (c)(q)		5,815,000	5,968,789
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (c)		2,735,000	2,595,515
TOTAL FINLAND			8,564,304
FRANCE - 1.5%
Communication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Altice France SA 5.125% 1/15/2029 (c)		11,664,000	9,304,430
Altice France SA 5.125% 7/15/2029 (c)		10,220,000	8,132,555
Altice France SA 5.5% 1/15/2028 (c)		4,645,000	3,758,127
Altice France SA 5.5% 10/15/2029 (c)		50,000	39,775
Iliad Holding SASU 7% 4/15/2032 (c)		3,610,000	3,660,225
Iliad Holding SASU 8.5% 4/15/2031 (c)		4,625,000	4,965,724
			29,860,836
Energy - 0.4%
Energy Equipment & Services - 0.4%
Vallourec SACA 7.5% 4/15/2032 (c)		5,456,000	5,688,327
Viridien 8.75% 4/1/2027 (c)		5,309,000	5,366,120
			11,054,447
TOTAL FRANCE			40,915,283
GERMANY - 0.8%
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
ZF North America Capital Inc 4.75% 4/29/2025 (c)		3,415,000	3,408,648
ZF North America Capital Inc 6.75% 4/23/2030 (c)		2,125,000	2,090,298
ZF North America Capital Inc 6.875% 4/14/2028 (c)		1,440,000	1,450,732
ZF North America Capital Inc 6.875% 4/23/2032 (c)		2,250,000	2,168,892
ZF North America Capital Inc 7.125% 4/14/2030 (c)(q)		1,440,000	1,439,960
			10,558,530
Industrials - 0.4%
Machinery - 0.4%
TK Elevator Holdco GmbH 7.625% 7/15/2028 (c)		1,365,000	1,376,201
TK Elevator US Newco Inc 5.25% 7/15/2027 (c)		9,784,000	9,674,723
			11,050,924
TOTAL GERMANY			21,609,454
GHANA - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Kosmos Energy Ltd 7.5% 3/1/2028 (c)		1,808,000	1,714,780
Kosmos Energy Ltd 7.75% 5/1/2027 (c)		1,180,000	1,143,124
Kosmos Energy Ltd 8.75% 10/1/2031 (c)		1,695,000	1,616,606
Tullow Oil PLC 10.25% 5/15/2026 (c)		6,357,000	5,771,330

TOTAL GHANA			10,245,840
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Azorra Finance Ltd 7.75% 4/15/2030 (c)		2,740,000	2,774,823
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (c)		2,947,000	3,027,745

TOTAL GRAND CAYMAN (UK OVERSEAS TER)			5,802,568
GUATEMALA - 0.2%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Millicom International Cellular SA 4.5% 4/27/2031 (c)		1,349,000	1,190,358
Millicom International Cellular SA 5.125% 1/15/2028 (c)		2,750,400	2,664,945
Millicom International Cellular SA 7.375% 4/2/2032 (c)		1,620,000	1,641,303

TOTAL GUATEMALA			5,496,606
HONG KONG - 0.1%
Industrials - 0.1%
Marine Transportation - 0.1%
Seaspan Corp 5.5% 8/1/2029 (c)		2,955,000	2,720,205
IRELAND - 0.8%
Financials - 0.7%
Financial Services - 0.7%
GGAM Finance Ltd 5.875% 3/15/2030 (c)		3,475,000	3,440,317
GGAM Finance Ltd 6.875% 4/15/2029 (c)		705,000	719,309
GGAM Finance Ltd 7.75% 5/15/2026 (c)		2,485,000	2,523,942
GGAM Finance Ltd 8% 2/15/2027 (c)		5,110,000	5,276,765
GGAM Finance Ltd 8% 6/15/2028 (c)		7,470,000	7,879,088
			19,839,421
Industrials - 0.1%
Air Freight & Logistics - 0.1%
AerCap Global Aviation Trust 6.5% 6/15/2045 (c)(d)		2,540,000	2,539,669
TOTAL IRELAND			22,379,090
ISRAEL - 0.4%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Energean Israel Finance Ltd 4.875% 3/30/2026 (c)(p)		345,000	341,981
Energean Israel Finance Ltd 5.375% 3/30/2028 (c)(p)		3,132,000	2,992,940
Energean Israel Finance Ltd 5.875% 3/30/2031 (c)(p)		1,214,000	1,115,787
Energean PLC 6.5% 4/30/2027 (c)		3,633,000	3,626,642
			8,077,350
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		3,265,000	3,163,721
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		930,000	1,005,939
			4,169,660
TOTAL ISRAEL			12,247,010
ITALY - 0.2%
Financials - 0.2%
Banks - 0.2%
UniCredit SpA 5.459% 6/30/2035 (c)(d)		4,171,000	4,064,877
UniCredit SpA 5.861% 6/19/2032 (c)(d)		1,178,000	1,178,544

TOTAL ITALY			5,243,421
LUXEMBOURG - 0.7%
Communication Services - 0.5%
Media - 0.4%
Altice Financing SA 5.75% 8/15/2029 (c)		12,047,000	9,420,490
Altice France Holding SA 6% 2/15/2028 (c)		3,268,000	890,858
			10,311,348
Wireless Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA 6.5% 3/15/2030 (c)		3,135,000	2,832,272
Financials - 0.0%
Financial Services - 0.0%
Cruise Yacht Upper HoldCo Ltd 11.875% 7/5/2028		1,200,000	1,239,117
Information Technology - 0.2%
Software - 0.2%
ION Trading Technologies Sarl 5.75% 5/15/2028 (c)		4,115,000	3,879,336
ION Trading Technologies Sarl 9.5% 5/30/2029 (c)		265,000	276,936
			4,156,272
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (c)		2,250,000	2,066,441
TOTAL LUXEMBOURG			20,605,450
MAURITIUS - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Axian Telecom 7.375% 2/16/2027 (c)		2,640,000	2,626,800
MEXICO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleos Mexicanos 6.5% 3/13/2027		3,965,000	3,825,829
NETHERLANDS - 0.4%
Communication Services - 0.2%
Media - 0.2%
Ziggo BV 4.875% 1/15/2030 (c)		5,055,000	4,735,275
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Sigma Holdco BV 7.875% 5/15/2026 (c)		4,408,000	4,395,516
Materials - 0.0%
Containers & Packaging - 0.0%
Trivium Packaging Finance BV 5.5% 8/15/2026 (c)		737,000	733,338
Trivium Packaging Finance BV 8.5% 8/15/2027 (c)		2,141,000	2,142,529
			2,875,867
TOTAL NETHERLANDS			12,006,658
NIGERIA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
IHS Holding Ltd 5.625% 11/29/2026 (c)		1,042,000	1,021,681
IHS Holding Ltd 6.25% 11/29/2028 (c)		615,000	583,289
IHS Holding Ltd 7.875% 5/29/2030 (c)		2,215,000	2,170,700
IHS Holding Ltd 8.25% 11/29/2031 (c)		3,065,000	3,003,700

TOTAL NIGERIA			6,779,370
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Seadrill Finance Ltd 8.375% 8/1/2030 (c)		1,260,000	1,285,748
TGS ASA 8.5% 1/15/2030 (c)		2,830,000	2,921,847

TOTAL NORWAY			4,207,595
PANAMA - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
Sable International Finance Ltd 7.125% 10/15/2032 (c)		4,540,000	4,432,175
Wireless Telecommunication Services - 0.3%
C&W Senior Finance Ltd 6.875% 9/15/2027 (c)		7,600,000	7,600,532
TOTAL PANAMA			12,032,707
PERU - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Volcan Cia Minera SAA 8.75% 1/24/2030 (c)		4,900,000	4,658,185
PUERTO RICO - 0.3%
Communication Services - 0.3%
Media - 0.3%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (c)		3,809,000	3,095,164
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (c)		4,880,000	4,466,168

TOTAL PUERTO RICO			7,561,332
RUSSIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
TMK OAO Via TMK Capital SA loan participation 4.3% (h)(j)(p)		200,000	30,000
SOUTH AFRICA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (c)		6,935,000	5,998,775
SPAIN - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Grifols SA 4.75% 10/15/2028 (c)		2,717,000	2,513,526
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (c)		455,000	431,011
TOTAL SPAIN			2,944,537
SWITZERLAND - 0.7%
Industrials - 0.5%
Aerospace & Defense - 0.5%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (c)		8,256,000	7,566,006
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (c)		3,395,000	3,396,382
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (c)		2,263,000	2,328,391
			13,290,779
Materials - 0.2%
Chemicals - 0.2%
Consolidated Energy Finance SA 12% 2/15/2031 (c)		4,026,000	4,143,405
Consolidated Energy Finance SA 5.625% 10/15/2028 (c)		910,000	809,899
			4,953,304
TOTAL SWITZERLAND			18,244,083
TANZANIA - 0.4%
Information Technology - 0.4%
Communications Equipment - 0.4%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (c)		10,215,000	10,308,059
TURKEY - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Eldorado Gold Corp 6.25% 9/1/2029 (c)		1,860,000	1,832,937
UNITED KINGDOM - 2.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (c)		1,835,000	1,644,761
Virgin Media Finance PLC 5% 7/15/2030 (c)		1,245,000	1,084,374
			2,729,135
Media - 0.2%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (c)		5,830,000	5,170,554
Wireless Telecommunication Services - 0.1%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (c)		1,079,000	938,626
Vmed O2 UK Financing I PLC 7.75% 4/15/2032 (c)		1,360,000	1,378,498
			2,317,124
Consumer Discretionary - 1.0%
Automobile Components - 0.5%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (c)		3,490,000	3,596,323
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (c)		3,810,000	3,949,057
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (c)		3,368,000	3,549,768
Macquarie Airfinance Holdings Ltd 8.375% 5/1/2028 (c)		2,920,000	3,060,484
			14,155,632
Automobiles - 0.2%
Mclaren Finance PLC 7.5% 8/1/2026 (c)		5,430,000	5,430,000
Hotels, Restaurants & Leisure - 0.1%
Merlin Entertainments Group US Holdings Inc 7.375% 2/15/2031 (c)		1,265,000	1,227,254
Motion Finco Sarl 8.375% 2/15/2032 (c)(f)(r)		1,520,000	1,529,567
			2,756,821
Specialty Retail - 0.2%
Belron UK Finance PLC 5.75% 10/15/2029 (c)		4,515,000	4,474,936
TOTAL CONSUMER DISCRETIONARY			26,817,389

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
eG Global Finance PLC 12% 11/30/2028 (c)		13,474,000	15,111,280
Harbour Energy PLC 5.5% 10/15/2026 (c)		880,000	877,951
			15,989,231
Health Care - 0.1%
Health Care Providers & Services - 0.1%
180 Medical Inc 3.875% 10/15/2029 (c)		2,575,000	2,382,472
Materials - 0.0%
Chemicals - 0.0%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (c)		1,185,000	1,242,002
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (c)		5,615,000	5,533,654
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (c)(f)		3,220,000	3,217,987
			8,751,641
TOTAL UNITED KINGDOM			65,399,548
UNITED STATES - 66.4%
Communication Services - 6.0%
Diversified Telecommunication Services - 0.9%
Cablevision Lightpath LLC 5.625% 9/15/2028 (c)		1,015,000	950,720
Consolidated Communications Inc 5% 10/1/2028 (c)		1,520,000	1,439,779
Level 3 Financing Inc 10% 10/15/2032 (c)		594,000	592,263
Level 3 Financing Inc 10.5% 5/15/2030 (c)		7,137,000	7,777,260
Level 3 Financing Inc 11% 11/15/2029 (c)		3,125,280	3,543,102
Level 3 Financing Inc 3.625% 1/15/2029 (c)		1,905,000	1,466,850
Level 3 Financing Inc 3.75% 7/15/2029 (c)		655,000	497,800
Level 3 Financing Inc 3.875% 10/15/2030 (c)		5,144,000	4,010,365
Level 3 Financing Inc 4% 4/15/2031 (c)		384,000	299,520
Level 3 Financing Inc 4.25% 7/1/2028 (c)		595,000	526,970
Level 3 Financing Inc 4.5% 4/1/2030 (c)		2,775,000	2,297,589
Level 3 Financing Inc 4.625% 9/15/2027 (c)		300,000	295,500
Lumen Technologies Inc 4.5% 1/15/2029 (c)		630,000	526,383
			24,224,101
Media - 5.1%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (c)		5,538,000	5,245,550
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (c)(q)		4,935,000	4,031,747
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (c)		7,434,000	6,594,930
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		12,236,000	10,613,582
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (c)(q)		11,280,000	9,570,647
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (c)(q)		4,225,000	3,843,886
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (c)		80,000	74,101
Clear Channel Outdoor Holdings Inc 5.125% 8/15/2027 (c)		1,938,000	1,887,839
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (c)		3,479,000	3,097,466
Clear Channel Outdoor Holdings Inc 7.75% 4/15/2028 (c)		35,000	32,444
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (c)(q)		4,715,000	4,879,294
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (c)(q)		4,325,000	4,546,914
CSC Holdings LLC 3.375% 2/15/2031 (c)		10,699,000	7,776,752
CSC Holdings LLC 4.125% 12/1/2030 (c)		2,939,000	2,218,663
CSC Holdings LLC 4.5% 11/15/2031 (c)		1,860,000	1,402,022
CSC Holdings LLC 4.625% 12/1/2030 (c)		11,350,000	6,221,032
CSC Holdings LLC 5.375% 2/1/2028 (c)		4,235,000	3,723,150
DISH DBS Corp 5.125% 6/1/2029		6,250,000	4,110,872
DISH DBS Corp 7.375% 7/1/2028		2,445,000	1,753,481
EchoStar Corp 10.75% 11/30/2029		22,568,721	24,337,552
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (d)		9,282,839	8,569,007
Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/2031 (c)		3,464,000	3,629,652
Sirius XM Radio LLC 4.125% 7/1/2030 (c)		5,380,000	4,808,827
Sirius XM Radio LLC 5.5% 7/1/2029 (c)(q)		2,440,000	2,375,964
Univision Communications Inc 4.5% 5/1/2029 (c)(q)		5,715,000	5,204,297
Univision Communications Inc 6.625% 6/1/2027 (c)		3,495,000	3,495,905
Univision Communications Inc 7.375% 6/30/2030 (c)		990,000	976,807
Univision Communications Inc 8% 8/15/2028 (c)		2,185,000	2,233,642
Univision Communications Inc 8.5% 7/31/2031 (c)		3,745,000	3,761,508
			141,017,533
TOTAL COMMUNICATION SERVICES			165,241,634

Consumer Discretionary - 9.6%
Automobile Components - 0.3%
Adient Global Holdings Ltd 7.5% 2/15/2033 (c)		2,740,000	2,776,520
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (c)		2,695,000	2,737,285
Hertz Corp/The 5.5% (c)(h)(j)		65,000	3,899
Hertz Corp/The 6% (c)(h)(j)		85,000	16,575
Hertz Corp/The 6.25% (h)(j)		60,000	4,350
Hertz Corp/The 7.125% (c)(h)(j)		85,000	17,000
Patrick Industries Inc 6.375% 11/1/2032 (c)		1,690,000	1,666,303
			7,221,932
Automobiles - 0.1%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.502% 10/15/2026 (c)(d)(e)		4,021,000	4,071,246
Broadline Retail - 0.4%
CMG Media Corp 8.875% 6/18/2029 (c)		1,500,000	1,208,595
Kohl's Corp 4.25% 7/17/2025		1,630,000	1,618,358
Match Group Holdings II LLC 3.625% 10/1/2031 (c)		820,000	703,596
Match Group Holdings II LLC 4.125% 8/1/2030 (c)		305,000	275,513
Nordstrom Inc 4.25% 8/1/2031		1,175,000	1,036,251
Nordstrom Inc 4.375% 4/1/2030 (q)		870,000	792,757
Wayfair LLC 7.25% 10/31/2029 (c)(q)		4,045,000	4,127,518
			9,762,588
Distributors - 0.1%
Windsor Holdings III LLC 8.5% 6/15/2030 (c)		2,310,000	2,443,372
Diversified Consumer Services - 1.1%
Service Corp International/US 4% 5/15/2031 (q)		2,300,000	2,077,929
Service Corp International/US 5.125% 6/1/2029 (q)		1,478,000	1,444,482
Service Corp International/US 5.75% 10/15/2032		1,355,000	1,331,439
Sotheby's 7.375% 10/15/2027 (c)		4,459,000	4,388,410
StoneMor Inc 8.5% 5/15/2029 (c)		2,858,000	2,615,536
TKC Holdings Inc 10.5% 5/15/2029 (c)		5,338,000	5,445,069
TKC Holdings Inc 6.875% 5/15/2028 (c)		4,325,000	4,308,004
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (c)(q)		9,222,000	9,216,959
			30,827,828
Hotels, Restaurants & Leisure - 4.9%
Caesars Entertainment Inc 4.625% 10/15/2029 (c)		90,000	84,966
Caesars Entertainment Inc 6% 10/15/2032 (c)(q)		4,415,000	4,293,850
Caesars Entertainment Inc 6.5% 2/15/2032 (c)		5,010,000	5,072,390
Caesars Entertainment Inc 7% 2/15/2030 (c)		1,300,000	1,339,924
Caesars Entertainment Inc 8.125% 7/1/2027 (c)		2,111,000	2,133,339
Carnival Corp 10.5% 6/1/2030 (c)		4,745,000	5,068,585
Carnival Corp 5.75% 3/1/2027 (c)		135,000	135,282
Carnival Corp 6% 5/1/2029 (c)		5,195,000	5,205,042
Carnival Corp 6.125% 2/15/2033 (c)		2,740,000	2,750,625
Carnival Corp 6.65% 1/15/2028		750,000	766,497
Carnival Corp 7.625% 3/1/2026 (c)		10,535,000	10,553,227
ClubCorp Holdings Inc 8.5% 9/15/2025 (c)		1,645,000	1,616,213
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (c)		90,000	84,775
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (c)		8,815,000	8,303,488
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (c)(q)		9,712,000	8,539,625
Hilton Domestic Operating Co Inc 4% 5/1/2031 (c)		3,495,000	3,185,930
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (c)		1,445,000	1,435,556
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (c)		1,050,000	1,057,292
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (c)(q)		2,325,000	2,346,181
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (c)(q)		3,990,000	4,042,050
Life Time Inc 6% 11/15/2031 (c)		4,160,000	4,160,740
Life Time Inc 8% 4/15/2026 (c)		6,085,000	6,085,000
Lindblad Expeditions Holdings Inc 9% 5/15/2028 (c)		185,000	193,990
Lindblad Expeditions LLC 6.75% 2/15/2027 (c)		720,000	723,334
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (c)		3,927,000	3,334,101
MGM Resorts International 6.5% 4/15/2032 (q)		2,720,000	2,722,200
Mohegan Tribal Gaming Authority 8% 2/1/2026 (c)		6,058,000	6,034,032
NCL Corp Ltd 5.875% 3/15/2026 (c)		543,000	544,987
NCL Corp Ltd 6.75% 2/1/2032 (c)		2,740,000	2,783,001
Royal Caribbean Cruises Ltd 4.25% 7/1/2026 (c)		130,000	128,212
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (c)		60,000	60,016
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (c)		9,760,000	9,691,162
Royal Caribbean Cruises Ltd 6% 2/1/2033 (c)		5,245,000	5,286,540
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (c)		4,680,000	4,761,750
Station Casinos LLC 4.5% 2/15/2028 (c)		2,880,000	2,759,796
Station Casinos LLC 4.625% 12/1/2031 (c)		115,000	104,395
Station Casinos LLC 6.625% 3/15/2032 (c)(q)		2,625,000	2,639,986
Viking Cruises Ltd 9.125% 7/15/2031 (c)		930,000	1,008,105
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (c)		1,605,000	1,588,847
VOC Escrow Ltd 5% 2/15/2028 (c)		2,130,000	2,080,829
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125% 2/15/2031 (c)(q)		1,515,000	1,584,132
Yum! Brands Inc 4.625% 1/31/2032 (q)		8,810,000	8,202,803
Yum! Brands Inc 5.375% 4/1/2032 (q)		1,100,000	1,075,777
			135,568,572
Household Durables - 0.9%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (c)		2,555,000	2,366,051
Ashton Woods USA LLC / Ashton Woods Finance Co 6.625% 1/15/2028 (c)		5,000	5,018
Beazer Homes USA Inc 7.5% 3/15/2031 (c)(q)		2,160,000	2,177,965
Landsea Homes Corp 8.875% 4/1/2029 (c)		1,230,000	1,232,210
LGI Homes Inc 4% 7/15/2029 (c)		1,585,000	1,439,496
LGI Homes Inc 7% 11/15/2032 (c)		4,935,000	4,910,325
LGI Homes Inc 8.75% 12/15/2028 (c)		1,070,000	1,133,860
Newell Brands Inc 6.375% 5/15/2030		2,760,000	2,788,861
Newell Brands Inc 6.375% 9/15/2027 (q)		1,015,000	1,033,185
Newell Brands Inc 6.625% 5/15/2032 (q)		2,350,000	2,388,086
Newell Brands Inc 6.625% 9/15/2029 (q)		1,470,000	1,507,941
Newell Brands Inc 6.875% 4/1/2036 (s)		690,000	705,900
Newell Brands Inc 7% 4/1/2046 (s)		1,100,000	1,060,997
TopBuild Corp 4.125% 2/15/2032 (c)(q)		2,115,000	1,891,988
			24,641,883
Specialty Retail - 1.6%
Carvana Co 10.25% 5/1/2030 (c)		357,000	368,603
Carvana Co 12% 12/1/2028 pay-in-kind (c)(d)		2,038,308	2,195,684
Carvana Co 13% 6/1/2030 pay-in-kind (c)(d)		2,261,502	2,510,514
Carvana Co 14% 6/1/2031 pay-in-kind (c)(d)		4,476,723	5,383,158
Carvana Co 4.875% 9/1/2029 (c)		2,253,000	1,943,438
Carvana Co 5.5% 4/15/2027 (c)		2,422,000	2,252,460
Carvana Co 5.625% 10/1/2025 (c)		4,594,000	4,565,289
Carvana Co 5.875% 10/1/2028 (c)		1,267,000	1,152,970
Champions Financing Inc 8.75% 2/15/2029 (c)(q)		5,440,000	5,195,569
LBM Acquisition LLC 6.25% 1/15/2029 (c)		4,145,000	3,831,584
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032 (q)		2,540,000	2,559,121
Staples Inc 10.75% 9/1/2029 (c)		4,629,000	4,536,623
Staples Inc 12.75% 1/15/2030 (c)		4,067,209	3,178,069
Wand NewCo 3 Inc 7.625% 1/30/2032 (c)		3,445,000	3,566,056
			43,239,138
Textiles, Apparel & Luxury Goods - 0.2%
Crocs Inc 4.125% 8/15/2031 (c)(q)		1,525,000	1,339,795
Levi Strauss & Co 3.5% 3/1/2031 (c)		1,635,000	1,445,444
Wolverine World Wide Inc 4% 8/15/2029 (c)		2,485,000	2,206,847
			4,992,086
TOTAL CONSUMER DISCRETIONARY			262,768,645

Consumer Staples - 2.6%
Beverages - 0.1%
Triton Water Holdings 6.25% 4/1/2029 (c)		4,120,000	4,090,027
Consumer Staples Distribution & Retail - 1.4%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (c)		6,588,000	6,060,555
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.625% 1/15/2027 (c)		95,000	93,308
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (c)		3,900,000	3,748,056
C&S Group Enterprises LLC 5% 12/15/2028 (c)		5,355,000	4,592,199
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (c)		5,725,000	5,950,399
Performance Food Group Inc 5.5% 10/15/2027 (c)		642,000	638,538
Performance Food Group Inc 6.125% 9/15/2032 (c)		4,300,000	4,309,034
United Natural Foods Inc 6.75% 10/15/2028 (c)		860,000	853,547
US Foods Inc 4.75% 2/15/2029 (c)		2,600,000	2,514,522
US Foods Inc 5.75% 4/15/2033 (c)		2,435,000	2,367,163
US Foods Inc 6.875% 9/15/2028 (c)		1,750,000	1,797,077
US Foods Inc 7.25% 1/15/2032 (c)		50,000	51,893
Walgreen Co 4.4% 9/15/2042		795,000	531,521
Walgreens Boots Alliance Inc 4.1% 4/15/2050		655,000	435,150
Walgreens Boots Alliance Inc 4.65% 6/1/2046		585,000	387,178
Walgreens Boots Alliance Inc 8.125% 8/15/2029		1,760,000	1,785,478
			36,115,618
Food Products - 1.0%
Chobani Holdco II LLC 9.5% 10/1/2029 pay-in-kind (c)(d)		1,521,000	1,647,296
Fiesta Purchaser Inc 7.875% 3/1/2031 (c)		2,490,000	2,574,050
Fiesta Purchaser Inc 9.625% 9/15/2032 (c)		1,295,000	1,349,268
Lamb Weston Holdings Inc 4.125% 1/31/2030 (c)		7,925,000	7,341,643
Lamb Weston Holdings Inc 4.375% 1/31/2032 (c)		1,370,000	1,246,468
Post Holdings Inc 4.625% 4/15/2030 (c)(q)		3,700,000	3,441,725
Post Holdings Inc 5.5% 12/15/2029 (c)		3,587,000	3,511,622
Post Holdings Inc 6.25% 10/15/2034 (c)(q)		1,550,000	1,510,467
Post Holdings Inc 6.25% 2/15/2032 (c)(q)		3,335,000	3,337,511
Post Holdings Inc 6.375% 3/1/2033 (c)(q)		2,600,000	2,560,786
			28,520,836
Household Products - 0.1%
Resideo Funding Inc 6.5% 7/15/2032 (c)(q)		1,797,000	1,813,290
TOTAL CONSUMER STAPLES			70,539,771

Energy - 9.1%
Energy Equipment & Services - 1.2%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (c)		2,629,000	2,665,015
Nabors Industries Inc 8.875% 8/15/2031 (c)		2,200,000	2,083,195
Nabors Industries Inc 9.125% 1/31/2030 (c)		640,000	664,320
Nabors Industries Ltd 7.5% 1/15/2028 (c)		1,505,000	1,454,471
Star Holding LLC 8.75% 8/1/2031 (c)		1,695,000	1,650,116
Transocean Aquila Ltd 8% 9/30/2028 (c)		812,385	832,802
Transocean Inc 8% 2/1/2027 (c)		6,391,000	6,390,971
Transocean Inc 8.25% 5/15/2029 (c)		2,315,000	2,324,075
Transocean Inc 8.5% 5/15/2031 (c)		2,960,000	2,980,261
Transocean Inc 8.75% 2/15/2030 (c)		1,882,750	1,963,644
Transocean Poseidon Ltd 6.875% 2/1/2027 (c)		1,359,000	1,359,436
USA Compression Partners LP / USA Compression Finance Corp 6.875% 9/1/2027		1,493,000	1,502,248
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (c)(q)		2,785,000	2,849,968
Valaris Ltd 8.375% 4/30/2030 (c)		4,285,000	4,400,494
			33,121,016
Oil, Gas & Consumable Fuels - 7.9%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (c)(q)		4,135,000	4,240,732
Alpha Natural Resources Inc 9.75% (h)(j)		210,000	0
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 3/1/2027 (c)		1,515,000	1,514,795
Blue Racer Midstream LLC / Blue Racer Finance Corp 7% 7/15/2029 (c)		440,000	451,979
California Resources Corp 7.125% 2/1/2026 (c)		745,000	745,176
California Resources Corp 8.25% 6/15/2029 (c)		7,170,000	7,371,362
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (c)		1,073,000	1,040,625
Cheniere Energy Partners LP 5.75% 8/15/2034		3,095,000	3,101,283
CITGO Petroleum Corp 6.375% 6/15/2026 (c)		6,168,000	6,185,770
CITGO Petroleum Corp 7% 6/15/2025 (c)		130,000	130,092
CITGO Petroleum Corp 8.375% 1/15/2029 (c)		1,700,000	1,756,599
CNX Midstream Partners LP 4.75% 4/15/2030 (c)		3,504,000	3,229,201
CNX Resources Corp 6% 1/15/2029 (c)		25,000	24,778
CNX Resources Corp 7.25% 3/1/2032 (c)(q)		4,055,000	4,135,045
CNX Resources Corp 7.375% 1/15/2031 (c)(q)		1,580,000	1,621,187
Comstock Resources Inc 5.875% 1/15/2030 (c)(q)		5,080,000	4,807,753
Comstock Resources Inc 6.75% 3/1/2029 (c)(q)		4,620,000	4,534,358
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (c)		4,863,000	5,134,735
CrownRock LP / CrownRock Finance Inc 5% 5/1/2029 (c)		3,855,000	3,917,470
CVR CHC LP 5.75% 2/15/2028 (c)		4,778,000	4,498,781
CVR CHC LP 8.5% 1/15/2029 (c)(q)		4,920,000	4,816,301
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (c)		7,496,000	7,526,711
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (c)		3,940,000	4,132,288
DT Midstream Inc 4.125% 6/15/2029 (c)		1,325,000	1,252,676
DT Midstream Inc 4.375% 6/15/2031 (c)		815,000	753,843
DT Midstream Inc 5.8% 12/15/2034 (c)		1,339,000	1,336,877
Expand Energy Corp 4.75% 2/1/2032		3,645,000	3,401,896
Expand Energy Corp 5.375% 2/1/2029		50,000	49,401
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033 (q)		6,998,000	6,999,470
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		1,710,000	1,734,299
Global Partners LP / GLP Finance Corp 7% 8/1/2027 (q)		6,506,000	6,536,169
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (c)		560,000	584,506
Harvest Midstream I LP 7.5% 5/15/2032 (c)		1,565,000	1,628,614
Harvest Midstream I LP 7.5% 9/1/2028 (c)		5,555,000	5,681,449
Hess Midstream Operations LP 4.25% 2/15/2030 (c)(q)		1,805,000	1,688,380
Hess Midstream Operations LP 5.125% 6/15/2028 (c)		5,690,000	5,603,765
Hess Midstream Operations LP 5.5% 10/15/2030 (c)(q)		1,400,000	1,382,297
Hess Midstream Operations LP 5.625% 2/15/2026 (c)		6,275,000	6,277,140
Hess Midstream Operations LP 6.5% 6/1/2029 (c)		265,000	270,358
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (c)		1,960,000	2,037,553
Howard Midstream Energy Partners LLC 8.875% 7/15/2028 (c)		4,687,000	4,943,735
Kinetik Holdings LP 5.875% 6/15/2030 (c)		3,635,000	3,606,597
Kinetik Holdings LP 6.625% 12/15/2028 (c)		3,825,000	3,911,256
Matador Resources Co 6.25% 4/15/2033 (c)(q)		1,530,000	1,507,662
Matador Resources Co 6.5% 4/15/2032 (c)		3,265,000	3,273,101
Mesquite Energy Inc 7.25% (c)(h)(j)		28,768,000	3
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (c)		4,565,000	4,549,869
Murphy Oil Corp 6% 10/1/2032		1,380,000	1,333,755
Murphy Oil USA Inc 3.75% 2/15/2031 (c)		1,715,000	1,526,899
Northern Oil & Gas Inc 8.125% 3/1/2028 (c)		4,310,000	4,383,610
Northern Oil & Gas Inc 8.75% 6/15/2031 (c)		1,395,000	1,462,772
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (c)(q)		7,769,000	7,770,771
Permian Resources Operating LLC 5.875% 7/1/2029 (c)		4,556,000	4,510,440
Permian Resources Operating LLC 6.25% 2/1/2033 (c)		1,215,000	1,217,939
Permian Resources Operating LLC 7% 1/15/2032 (c)		640,000	656,942
Prairie Acquiror LP 9% 8/1/2029 (c)		840,000	868,688
Rockies Express Pipeline LLC 4.8% 5/15/2030 (c)		1,900,000	1,783,533
Rockies Express Pipeline LLC 4.95% 7/15/2029 (c)		2,849,000	2,731,337
Rockies Express Pipeline LLC 6.875% 4/15/2040 (c)		1,598,000	1,554,462
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (c)		1,585,000	1,646,702
SM Energy Co 6.75% 8/1/2029 (c)		605,000	605,240
SM Energy Co 7% 8/1/2032 (c)(q)		605,000	604,128
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029 (q)		4,794,000	4,572,041
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		4,990,000	4,994,805
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027		175,000	174,777
Sunoco LP 7% 5/1/2029 (c)		1,215,000	1,255,830
Sunoco LP 7.25% 5/1/2032 (c)(q)		1,775,000	1,852,010
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (c)		7,115,000	6,959,865
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (c)		1,675,000	1,616,845
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (c)		2,472,000	2,460,485
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (c)		8,425,000	8,105,604
Talos Production Inc 9% 2/1/2029 (c)		1,145,000	1,190,740
Talos Production Inc 9.375% 2/1/2031 (c)(q)		1,135,000	1,179,329
TransMontaigne Partners LP / TLP Finance Corp 6.125% 2/15/2026		7,030,000	6,992,957
			217,940,443
TOTAL ENERGY			251,061,459

Financials - 7.0%
Banks - 0.3%
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (c)(q)		2,790,000	2,703,135
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (c)		530,000	550,978
Western Alliance Bancorp 3% 6/15/2031 (d)(q)		6,051,000	5,756,498
			9,010,611
Capital Markets - 0.9%
Coinbase Global Inc 3.625% 10/1/2031 (c)(q)		3,763,000	3,255,113
Hightower Holding LLC 6.75% 4/15/2029 (c)		1,437,000	1,405,664
Hightower Holding LLC 9.125% 1/31/2030 (c)		5,110,000	5,384,748
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (c)		2,430,000	2,294,611
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (c)		3,196,000	3,180,583
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (c)		3,935,000	4,066,866
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (c)(q)		980,000	927,993
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (c)		1,680,000	1,687,896
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (c)		2,890,000	3,000,323
			25,203,797
Consumer Finance - 1.6%
Ally Financial Inc 6.646% 1/17/2040 (d)		2,774,000	2,743,244
Ally Financial Inc 6.7% 2/14/2033 (q)		6,655,000	6,842,689
Ally Financial Inc 8% 11/1/2031		108,000	121,172
Ally Financial Inc 8% 11/1/2031		155,000	172,415
Encore Capital Group Inc 8.5% 5/15/2030 (c)		5,199,000	5,499,232
Encore Capital Group Inc 9.25% 4/1/2029 (c)		2,309,000	2,474,516
Navient Corp 4.875% 3/15/2028		639,000	611,886
Navient Corp 5% 3/15/2027		639,000	627,912
Navient Corp 5.625% 8/1/2033		934,000	824,404
OneMain Finance Corp 3.5% 1/15/2027		630,000	606,127
OneMain Finance Corp 3.875% 9/15/2028		7,805,000	7,290,815
OneMain Finance Corp 6.625% 5/15/2029		620,000	629,904
OneMain Finance Corp 7.125% 11/15/2031		265,000	272,548
OneMain Finance Corp 7.125% 3/15/2026		5,860,000	5,977,054
OneMain Finance Corp 7.5% 5/15/2031		1,320,000	1,373,148
OneMain Finance Corp 9% 1/15/2029		5,000	5,311
PRA Group Inc 8.875% 1/31/2030 (c)		2,626,000	2,747,285
SLM Corp 4.2% 10/29/2025		1,555,000	1,551,832
SLM Corp 6.5% 1/31/2030		2,800,000	2,826,250
			43,197,744
Financial Services - 2.5%
Block Inc 3.5% 6/1/2031 (q)		6,193,000	5,510,969
Block Inc 6.5% 5/15/2032 (c)		7,105,000	7,262,085
Boost Newco Borrower LLC 7.5% 1/15/2031 (c)		6,605,000	6,914,656
Clue Opco LLC 9.5% 10/15/2031 (c)(q)		1,880,000	1,984,265
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (c)		1,595,000	1,628,184
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		4,535,000	3,918,871
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		9,666,000	9,368,683
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		3,578,000	3,573,030
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		1,020,000	1,004,584
NCR Atleos Corp 9.5% 4/1/2029 (c)		2,437,000	2,655,218
NFE Financing LLC 12% 11/15/2029 (c)		6,850,321	7,149,896
Saks Global Enterprises LLC 11% 12/15/2029 (c)(q)		3,070,000	2,939,845
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (c)		1,795,000	1,843,183
UWM Holdings LLC 6.625% 2/1/2030 (c)		5,460,000	5,471,138
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (c)		7,960,000	8,238,767
			69,463,374
Insurance - 1.3%
Acrisure LLC / Acrisure Finance Inc 4.25% 2/15/2029 (c)(q)		1,100,000	1,040,730
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (c)		1,320,000	1,364,759
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (c)		1,340,000	1,391,059
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (c)		1,320,000	1,383,401
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (c)		8,485,000	8,209,400
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (c)		190,000	182,776
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (c)(q)		600,000	600,128
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (c)		1,370,000	1,384,464
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (c)		2,115,000	2,161,104
AmWINS Group Inc 4.875% 6/30/2029 (c)		3,210,000	3,057,394
AmWINS Group Inc 6.375% 2/15/2029 (c)(q)		2,710,000	2,741,363
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (c)		4,535,000	4,571,960
HUB International Ltd 7.25% 6/15/2030 (c)		3,345,000	3,458,660
Panther Escrow Issuer LLC 7.125% 6/1/2031 (c)		4,005,000	4,101,396
			35,648,594
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Rithm Capital Corp 6.25% 10/15/2025 (c)		420,000	419,523
Rithm Capital Corp 8% 4/1/2029 (c)		1,300,000	1,315,482
Starwood Property Trust Inc 3.625% 7/15/2026 (c)		595,000	578,128
Starwood Property Trust Inc 4.75% 3/15/2025		340,000	339,392
Starwood Property Trust Inc 6% 4/15/2030 (c)		2,495,000	2,458,964
Starwood Property Trust Inc 6.5% 7/1/2030 (c)		2,895,000	2,922,682
Starwood Property Trust Inc 7.25% 4/1/2029 (c)(q)		1,625,000	1,678,602
			9,712,773
TOTAL FINANCIALS			192,236,893

Health Care - 6.1%
Biotechnology - 0.0%
Emergent BioSolutions Inc 3.875% 8/15/2028 (c)		1,472,000	1,240,946
Health Care Equipment & Supplies - 0.7%
AdaptHealth LLC 5.125% 3/1/2030 (c)(q)		4,806,000	4,445,246
Avantor Funding Inc 3.875% 11/1/2029 (c)(q)		1,495,000	1,383,782
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (c)(q)		12,240,000	12,437,333
Sotera Health Holdings LLC 7.375% 6/1/2031 (c)		1,877,000	1,911,190
			20,177,551
Health Care Providers & Services - 3.8%
CHS/Community Health Systems Inc 4.75% 2/15/2031 (c)		10,440,000	8,519,318
CHS/Community Health Systems Inc 5.25% 5/15/2030 (c)		15,459,000	13,179,899
CHS/Community Health Systems Inc 6.125% 4/1/2030 (c)		5,436,000	3,564,698
CHS/Community Health Systems Inc 6.875% 4/15/2029 (c)		1,972,000	1,353,284
CVS Health Corp 6.75% 12/10/2054 (d)		2,707,000	2,676,380
CVS Health Corp 7% 3/10/2055 (d)		5,545,000	5,600,797
DaVita Inc 3.75% 2/15/2031 (c)(q)		1,870,000	1,645,621
DaVita Inc 4.625% 6/1/2030 (c)		9,340,000	8,690,344
DaVita Inc 6.875% 9/1/2032 (c)(q)		4,370,000	4,431,336
HAH Group Holding Co LLC 9.75% 10/1/2031 (c)		2,951,000	2,967,818
LifePoint Health Inc 10% 6/1/2032 (c)		1,206,000	1,175,671
ModivCare Inc 5% 10/1/2029 (c)		970,000	413,284
Molina Healthcare Inc 6.25% 1/15/2033 (c)(q)		5,935,000	5,892,402
Pediatrix Medical Group Inc 5.375% 2/15/2030 (c)		2,937,000	2,815,335
Prime Healthcare Services Inc 9.375% 9/1/2029 (c)(q)		1,735,000	1,649,881
Radiology Partners Inc 7.775% 1/31/2029 pay-in-kind (c)(d)		5,695,977	5,644,371
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (c)(d)		261,000	246,645
Select Medical Corp 6.25% 12/1/2032 (c)		3,970,000	3,900,198
Surgery Center Holdings Inc 7.25% 4/15/2032 (c)		3,310,000	3,301,755
Tenet Healthcare Corp 4.25% 6/1/2029 (q)		5,940,000	5,612,174
Tenet Healthcare Corp 4.375% 1/15/2030		3,630,000	3,396,026
Tenet Healthcare Corp 6.125% 10/1/2028 (q)		5,275,000	5,277,827
Tenet Healthcare Corp 6.125% 6/15/2030		6,675,000	6,714,604
Tenet Healthcare Corp 6.25% 2/1/2027		659,000	660,334
Tenet Healthcare Corp 6.75% 5/15/2031 (q)		945,000	967,084
Tenet Healthcare Corp 6.875% 11/15/2031		10,000	10,319
US Acute Care Solutions LLC 9.75% 5/15/2029 (c)		2,968,000	3,018,171
			103,325,576
Health Care Technology - 0.1%
IQVIA Inc 6.5% 5/15/2030 (c)(q)		2,670,000	2,724,220
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International Inc 3.75% 3/15/2029 (c)		2,995,000	2,765,602
Charles River Laboratories International Inc 4% 3/15/2031 (c)(q)		2,530,000	2,274,358
			5,039,960
Pharmaceuticals - 1.3%
Bausch Health Americas Inc 9.25% 4/1/2026 (c)		3,203,000	3,102,586
Bausch Health Cos Inc 11% 9/30/2028 (c)		2,430,000	2,266,326
Bausch Health Cos Inc 4.875% 6/1/2028 (c)		3,370,000	2,730,153
Bausch Health Cos Inc 5.25% 1/30/2030 (c)		2,620,000	1,388,600
Bausch Health Cos Inc 5.5% 11/1/2025 (c)		12,143,000	11,915,319
Bausch Health Cos Inc 9% 12/15/2025 (c)		2,298,000	2,228,371
Jazz Securities DAC 4.375% 1/15/2029 (c)		2,590,000	2,467,120
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (c)(q)		6,290,000	5,965,936
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (c)(q)		2,928,000	2,650,529
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (c)(q)		504,000	506,334
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (c)(q)		785,000	800,366
			36,021,640
TOTAL HEALTH CARE			168,529,893

Industrials - 8.9%
Aerospace & Defense - 1.4%
BWX Technologies Inc 4.125% 6/30/2028 (c)		6,748,000	6,397,298
Goat Holdco LLC 6.75% 2/1/2032 (c)		3,060,000	3,049,749
OneSky Flight LLC 8.875% 12/15/2029 (c)		2,710,000	2,776,151
Spirit AeroSystems Inc 9.75% 11/15/2030 (c)		1,915,000	2,118,595
TransDigm Inc 4.625% 1/15/2029		5,930,000	5,612,957
TransDigm Inc 4.875% 5/1/2029		200,000	189,850
TransDigm Inc 5.5% 11/15/2027		8,177,000	8,098,129
TransDigm Inc 6% 1/15/2033 (c)(q)		1,525,000	1,504,827
TransDigm Inc 6.375% 3/1/2029 (c)		3,335,000	3,368,420
TransDigm Inc 6.75% 8/15/2028 (c)		4,210,000	4,278,413
TransDigm Inc 6.875% 12/15/2030 (c)		150,000	153,647
TransDigm Inc 7.125% 12/1/2031 (c)		1,560,000	1,610,889
			39,158,925
Air Freight & Logistics - 0.4%
Rand Parent LLC 8.5% 2/15/2030 (c)(q)		9,782,000	10,143,846
Building Products - 1.1%
Advanced Drainage Systems Inc 5% 9/30/2027 (c)		1,601,000	1,579,328
Advanced Drainage Systems Inc 6.375% 6/15/2030 (c)(q)		1,420,000	1,433,199
BCPE Ulysses Intermediate Inc 7.75% 4/1/2027 pay-in-kind (c)(d)		1,155,000	1,139,632
Builders FirstSource Inc 4.25% 2/1/2032 (c)		5,595,000	5,045,251
Builders FirstSource Inc 6.375% 3/1/2034 (c)(q)		1,630,000	1,639,439
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (c)		8,605,000	8,703,795
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (c)		2,370,000	2,409,889
Masterbrand Inc 7% 7/15/2032 (c)		1,441,000	1,473,173
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (c)		1,410,000	1,427,013
Oscar AcquisitionCo LLC / Oscar Finance Inc 9.5% 4/15/2030 (c)		3,485,000	3,381,942
Standard Building Solutions Inc 6.5% 8/15/2032 (c)		2,725,000	2,752,040
			30,984,701
Commercial Services & Supplies - 3.4%
ADT Security Corp/The 4.125% 8/1/2029 (c)(q)		3,320,000	3,119,396
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (c)		4,960,000	4,589,303
Allied Universal Holdco LLC / Allied Universal Finance Corp 9.75% 7/15/2027 (c)		7,370,000	7,416,438
Allied Universal Holdco LLC 7.875% 2/15/2031 (c)		4,155,000	4,260,092
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (c)		38,000	36,230
Artera Services LLC 8.5% 2/15/2031 (c)		15,504,000	15,318,649
Brand Industrial Services Inc 10.375% 8/1/2030 (c)		10,830,000	11,159,587
Clean Harbors Inc 6.375% 2/1/2031 (c)		1,325,000	1,344,081
CoreCivic Inc 4.75% 10/15/2027		6,734,000	6,562,091
CoreCivic Inc 8.25% 4/15/2029 (q)		6,685,000	7,069,381
GEO Group Inc/The 10.25% 4/15/2031		4,201,000	4,604,893
GEO Group Inc/The 8.625% 4/15/2029		4,285,000	4,528,319
GFL Environmental Inc 3.5% 9/1/2028 (c)		1,505,000	1,418,674
GFL Environmental Inc 3.75% 8/1/2025 (c)		2,765,000	2,747,420
GFL Environmental Inc 5.125% 12/15/2026 (c)		2,265,000	2,255,653
GFL Environmental Inc 6.75% 1/15/2031 (c)		505,000	523,888
Madison IAQ LLC 5.875% 6/30/2029 (c)		1,445,000	1,392,866
Neptune Bidco US Inc 9.29% 4/15/2029 (c)		5,307,000	4,524,218
Reworld Holding Corp 4.875% 12/1/2029 (c)		4,965,000	4,623,727
Waste Pro USA Inc 7% 2/1/2033 (c)		2,495,000	2,522,767
Williams Scotsman Inc 6.625% 6/15/2029 (c)		2,665,000	2,730,527
			92,748,200
Construction & Engineering - 0.5%
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C 7.875% 2/3/2030 (c)		3,290,000	3,265,983
Pike Corp 5.5% 9/1/2028 (c)		1,937,000	1,896,064
Pike Corp 8.625% 1/31/2031 (c)		2,070,000	2,207,328
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (c)		5,644,000	5,713,702
			13,083,077
Electrical Equipment - 0.1%
Sensata Technologies BV 4% 4/15/2029 (c)		3,505,000	3,243,989
Ground Transportation - 0.5%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.75% 7/15/2027 (c)		320,000	316,015
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (c)(q)		590,000	609,356
Genesee & Wyoming Inc 6.25% 4/15/2032 (c)		6,650,000	6,667,902
XPO Inc 7.125% 2/1/2032 (c)(q)		4,620,000	4,767,614
XPO Inc 7.125% 6/1/2031 (c)(q)		1,330,000	1,374,306
			13,735,193
Industrial Conglomerates - 0.2%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (c)(q)		3,635,000	3,457,793
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 5.25% 10/1/2025 (c)		250,000	249,836
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (c)		2,640,000	2,717,378
			6,425,007
Machinery - 0.0%
Mueller Water Products Inc 4% 6/15/2029 (c)		1,545,000	1,442,461
Passenger Airlines - 0.4%
American Airlines Inc 7.25% 2/15/2028 (c)(q)		325,000	332,568
American Airlines Inc 8.5% 5/15/2029 (c)		1,920,000	2,022,824
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (c)		3,835,417	3,833,224
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (c)		2,985,000	3,155,617
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (c)		1,060,000	873,911
United Airlines Inc 4.375% 4/15/2026 (c)		80,000	78,842
			10,296,986
Professional Services - 0.4%
Amentum Holdings Inc 7.25% 8/1/2032 (c)(q)		3,115,000	3,157,971
Corelogic Inc 4.5% 5/1/2028 (c)		310,000	290,257
TriNet Group Inc 3.5% 3/1/2029 (c)		6,865,000	6,315,308
TriNet Group Inc 7.125% 8/15/2031 (c)		1,445,000	1,482,970
			11,246,506
Trading Companies & Distributors - 0.5%
Beacon Roofing Supply Inc 6.5% 8/1/2030 (c)		1,317,000	1,358,150
Fortress Transportation and Infrastructure Investors LLC 7% 5/1/2031 (c)		100,000	101,350
Fortress Transportation and Infrastructure Investors LLC 7% 6/15/2032 (c)(q)		1,050,000	1,064,501
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (c)		3,205,000	3,343,930
Foundation Building Materials Inc 6% 3/1/2029 (c)		1,855,000	1,657,501
United Rentals North America Inc 6.125% 3/15/2034 (c)(q)		5,535,000	5,544,022
			13,069,454
TOTAL INDUSTRIALS			245,578,345

Information Technology - 4.3%
Communications Equipment - 0.5%
CommScope LLC 4.75% 9/1/2029 (c)		5,730,000	5,100,724
Viasat Inc 5.625% 9/15/2025 (c)		5,933,000	5,887,069
Viasat Inc 6.5% 7/15/2028 (c)		1,760,000	1,498,545
Viasat Inc 7.5% 5/30/2031 (c)		2,317,000	1,668,820
			14,155,158
Electronic Equipment, Instruments & Components - 0.6%
Coherent Corp 5% 12/15/2029 (c)(q)		4,271,000	4,110,251
Insight Enterprises Inc 6.625% 5/15/2032 (c)		2,180,000	2,216,513
Lightning Power LLC 7.25% 8/15/2032 (c)		2,182,000	2,253,701
Sensata Technologies Inc 3.75% 2/15/2031 (c)		1,370,000	1,209,006
Sensata Technologies Inc 6.625% 7/15/2032 (c)(q)		2,945,000	2,963,783
TTM Technologies Inc 4% 3/1/2029 (c)		2,980,000	2,794,771
			15,548,025
IT Services - 0.7%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (c)		7,466,000	6,917,284
Ahead DB Holdings LLC 6.625% 5/1/2028 (c)		985,000	974,443
ASGN Inc 4.625% 5/15/2028 (c)		2,660,000	2,557,841
Cogent Communications Group Inc / Cogent Communications Finance Inc 7% 6/15/2027 (c)		4,610,000	4,666,708
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (c)		4,200,000	3,882,014
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (c)		945,000	936,374
			19,934,664
Semiconductors & Semiconductor Equipment - 0.7%
Entegris Inc 3.625% 5/1/2029 (c)(q)		2,050,000	1,885,723
Entegris Inc 4.75% 4/15/2029 (c)		2,000,000	1,928,372
Entegris Inc 5.95% 6/15/2030 (c)		8,335,000	8,308,322
ON Semiconductor Corp 3.875% 9/1/2028 (c)		3,675,000	3,465,711
Wolfspeed Inc 7.9583% 6/23/2030 (c)(d)(h)(k)		4,860,574	4,678,303
			20,266,431
Software - 1.3%
Cloud Software Group Inc 6.5% 3/31/2029 (c)		1,372,000	1,348,660
Cloud Software Group Inc 8.25% 6/30/2032 (c)		6,495,000	6,751,007
Cloud Software Group Inc 9% 9/30/2029 (c)		13,172,000	13,490,131
Gen Digital Inc 5% 4/15/2025 (c)		2,715,000	2,713,602
Helios Software Holdings Inc / ION Corporate Solutions Finance Sarl 8.75% 5/1/2029 (c)		2,125,000	2,191,423
McAfee Corp 7.375% 2/15/2030 (c)		1,960,000	1,930,968
Rackspace Finance LLC 3.5% 5/15/2028 (c)		6,437,850	3,424,921
UKG Inc 6.875% 2/1/2031 (c)(q)		3,350,000	3,420,219
			35,270,931
Technology Hardware, Storage & Peripherals - 0.5%
Seagate HDD Cayman 5.75% 12/1/2034		3,695,000	3,600,414
Seagate HDD Cayman 8.25% 12/15/2029		1,355,000	1,453,342
Seagate HDD Cayman 8.5% 7/15/2031		1,625,000	1,739,610
Western Digital Corp 2.85% 2/1/2029		5,455,000	4,890,246
Western Digital Corp 3.1% 2/1/2032		2,295,000	1,925,736
Western Digital Corp 4.75% 2/15/2026		300,000	298,234
			13,907,582
TOTAL INFORMATION TECHNOLOGY			119,082,791

Materials - 6.5%
Chemicals - 2.9%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (c)		1,225,000	1,275,755
Chemours Co/The 4.625% 11/15/2029 (c)		548,000	486,561
Chemours Co/The 5.375% 5/15/2027 (q)		9,748,000	9,551,484
Chemours Co/The 5.75% 11/15/2028 (c)		6,620,000	6,280,661
Chemours Co/The 8% 1/15/2033 (c)		2,965,000	2,940,435
CVR Partners LP / CVR Nitrogen Finance Corp 6.125% 6/15/2028 (c)		1,865,000	1,837,528
GPD Cos Inc 10.125% 4/1/2026 (c)		2,848,000	2,808,632
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (c)(d)		6,395,457	5,691,957
LSB Industries Inc 6.25% 10/15/2028 (c)		1,732,000	1,705,796
Mativ Holdings Inc 8% 10/1/2029 (c)		2,255,000	2,148,512
Methanex US Operations Inc 6.25% 3/15/2032 (c)		2,260,000	2,255,644
Olin Corp 5% 2/1/2030		8,780,000	8,278,362
Olympus Water US Holding Corp 6.25% 10/1/2029 (c)		4,740,000	4,557,216
Olympus Water US Holding Corp 7.25% 6/15/2031 (c)		1,315,000	1,338,834
Olympus Water US Holding Corp 9.75% 11/15/2028 (c)		6,453,000	6,831,908
Scih Salt Hldgs Inc 4.875% 5/1/2028 (c)		368,000	357,017
Scih Salt Hldgs Inc 6.625% 5/1/2029 (c)		3,505,000	3,398,798
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (c)		2,800,000	2,777,963
Tronox Inc 4.625% 3/15/2029 (c)(q)		7,546,000	6,834,042
WR Grace Holdings LLC 4.875% 6/15/2027 (c)		70,000	68,427
WR Grace Holdings LLC 5.625% 8/15/2029 (c)		6,545,000	6,116,871
			77,542,403
Construction Materials - 1.0%
Eco Material Technologies Inc 7.875% 1/31/2027 (c)		7,209,000	7,331,207
Quikrete Holdings Inc 6.375% 3/1/2032 (c)		12,350,000	12,350,000
Quikrete Holdings Inc 6.75% 3/1/2033 (c)		4,072,000	4,072,000
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (c)		960,000	1,023,408
Summit Materials LLC / Summit Materials Finance Corp 7.25% 1/15/2031 (c)		2,030,000	2,189,863
			26,966,478
Containers & Packaging - 1.3%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (c)		5,755,000	5,022,896
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (c)		4,690,000	4,665,123
Berry Global Inc 4.5% 2/15/2026 (c)		625,000	619,832
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (c)		2,995,000	3,042,617
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (c)		5,305,000	5,411,636
Graham Packaging Co Inc 7.125% 8/15/2028 (c)		1,220,000	1,213,820
Graphic Packaging International LLC 3.75% 2/1/2030 (c)		1,600,000	1,462,020
Graphic Packaging International LLC 6.375% 7/15/2032 (c)		2,615,000	2,638,172
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (c)(q)		4,120,000	4,198,115
Sealed Air Corp 5% 4/15/2029 (c)		3,810,000	3,694,491
Sealed Air Corp 6.5% 7/15/2032 (c)(q)		1,515,000	1,539,181
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (c)(q)		2,555,000	2,655,754
			36,163,657
Metals & Mining - 1.3%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (c)		9,862,000	10,229,587
ATI Inc 4.875% 10/1/2029		35,000	33,478
ATI Inc 5.125% 10/1/2031		25,000	23,660
ATI Inc 5.875% 12/1/2027		3,200,000	3,188,405
ATI Inc 7.25% 8/15/2030		1,350,000	1,398,717
Cleveland-Cliffs Inc 6.875% 11/1/2029 (c)		1,530,000	1,534,735
Cleveland-Cliffs Inc 7% 3/15/2032 (c)(q)		2,935,000	2,927,808
Cleveland-Cliffs Inc 7.375% 5/1/2033 (c)(q)		1,530,000	1,521,542
Commercial Metals Co 3.875% 2/15/2031		1,685,000	1,511,579
Commercial Metals Co 4.125% 1/15/2030		2,700,000	2,509,083
Kaiser Aluminum Corp 4.5% 6/1/2031 (c)		360,000	323,273
Kaiser Aluminum Corp 4.625% 3/1/2028 (c)		1,140,000	1,098,520
Novelis Corp 3.875% 8/15/2031 (c)(q)		1,475,000	1,292,067
Novelis Inc/Ontario 6.875% 1/30/2030 (c)		5,465,000	5,594,846
Vibrantz Technologies Inc 9% 2/15/2030 (c)		4,145,000	3,791,108
			36,978,408
TOTAL MATERIALS			177,650,946

Real Estate - 3.1%
Diversified REITs - 1.3%
Safehold GL Holdings LLC 2.8% 6/15/2031		5,785,000	4,968,449
Safehold GL Holdings LLC 2.85% 1/15/2032		3,605,000	3,045,435
Safehold GL Holdings LLC 5.65% 1/15/2035		1,390,000	1,359,451
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (c)		9,090,000	7,983,462
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (c)		7,573,000	8,096,916
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (c)		8,645,000	7,886,716
Vici Properties LP / Vici Note Co Inc 3.75% 2/15/2027 (c)		205,000	199,193
Vici Properties LP / Vici Note Co Inc 4.125% 8/15/2030 (c)		2,410,000	2,237,091
			35,776,713
Health Care REITs - 1.4%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (c)(q)		5,375,000	5,104,775
MPT Operating Partnership LP / MPT Finance Corp 3.325% 3/24/2025	EUR	3,220,000	3,332,434
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		5,080,000	3,406,259
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		3,725,000	2,845,706
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		9,029,000	8,085,774
MPT Operating Partnership LP / MPT Finance Corp 5.25% 8/1/2026		4,339,000	4,339,788
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (c)(f)		3,515,000	3,569,510
Omega Healthcare Investors Inc 3.25% 4/15/2033		6,131,000	5,164,811
			35,849,057
Real Estate Management & Development - 0.4%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (c)(q)		2,120,000	1,945,067
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (c)		736,000	569,945
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (c)		1,621,000	1,315,617
Howard Hughes Corp/The 4.125% 2/1/2029 (c)		2,350,000	2,159,165
Howard Hughes Corp/The 4.375% 2/1/2031 (c)		1,350,000	1,204,206
Kennedy-Wilson Inc 4.75% 2/1/2030 (q)		3,915,000	3,523,568
Kennedy-Wilson Inc 4.75% 3/1/2029		55,000	50,846
Kennedy-Wilson Inc 5% 3/1/2031		55,000	48,703
Taylor Morrison Communities Inc 5.125% 8/1/2030 (c)		1,005,000	971,519
Taylor Morrison Communities Inc 5.75% 1/15/2028 (c)		80,000	80,168
			11,868,804
Specialized REITs - 0.0%
American Tower Corp 5% 1/31/2030 (q)		1,381,000	1,374,545
TOTAL REAL ESTATE			84,869,119

Utilities - 3.2%
Electric Utilities - 2.6%
Clearway Energy Operating LLC 3.75% 1/15/2032 (c)(q)		670,000	583,424
Clearway Energy Operating LLC 3.75% 2/15/2031 (c)		6,515,000	5,768,758
Clearway Energy Operating LLC 4.75% 3/15/2028 (c)		1,030,000	996,493
DPL Inc 4.125% 7/1/2025		3,760,000	3,747,612
DPL Inc 4.35% 4/15/2029		460,000	428,870
Nextera Energy Operating Partners LP 4.5% 9/15/2027 (c)		1,528,000	1,449,705
Nextera Energy Operating Partners LP 7.25% 1/15/2029 (c)(q)		265,000	266,620
NRG Energy Inc 3.375% 2/15/2029 (c)		5,740,000	5,250,577
NRG Energy Inc 3.625% 2/15/2031 (c)		1,990,000	1,753,301
NRG Energy Inc 3.875% 2/15/2032 (c)		5,000	4,392
NRG Energy Inc 5.25% 6/15/2029 (c)		5,350,000	5,211,847
NRG Energy Inc 5.75% 7/15/2029 (c)(q)		3,330,000	3,271,928
NRG Energy Inc 6% 2/1/2033 (c)		3,020,000	2,950,655
NRG Energy Inc 6.25% 11/1/2034 (c)(q)		3,238,000	3,190,538
PG&E Corp 5.25% 7/1/2030		11,359,000	10,682,456
PG&E Corp 7.375% 3/15/2055 (d)		3,522,000	3,421,973
Vistra Operations Co LLC 5% 7/31/2027 (c)		8,046,000	7,931,910
Vistra Operations Co LLC 5.5% 9/1/2026 (c)		2,040,000	2,039,157
Vistra Operations Co LLC 5.625% 2/15/2027 (c)		6,435,000	6,433,863
Vistra Operations Co LLC 6.875% 4/15/2032 (c)(q)		3,030,000	3,117,582
Vistra Operations Co LLC 7.75% 10/15/2031 (c)		2,240,000	2,364,687
			70,866,348
Independent Power and Renewable Electricity Producers - 0.6%
AES Corp/The 6.95% 7/15/2055 (d)		3,377,000	3,299,875
Alpha Generation LLC 6.75% 10/15/2032 (c)		3,245,000	3,281,037
Calpine Corp 4.625% 2/1/2029 (c)		1,820,000	1,737,058
Calpine Corp 5% 2/1/2031 (c)		1,000,000	954,973
Calpine Corp 5.125% 3/15/2028 (c)		2,127,000	2,088,523
Sunnova Energy Corp 5.875% 9/1/2026 (c)		6,854,000	5,594,860
			16,956,326
TOTAL UTILITIES			87,822,674

TOTAL UNITED STATES			1,825,382,170
ZAMBIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
First Quantum Minerals Ltd 6.875% 10/15/2027 (c)		5,495,000	5,459,008
First Quantum Minerals Ltd 8.625% 6/1/2031 (c)		285,000	292,124
First Quantum Minerals Ltd 9.375% 3/1/2029 (c)		7,740,000	8,192,326

TOTAL ZAMBIA			13,943,458
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $2,344,847,095)			2,314,610,214

Preferred Securities - 1.7%
	Principal Amount (a)	Value ($)
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (c)(d)(h)(j)(t)	100,000	5,000
UNITED STATES - 1.7%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
BP Capital Markets PLC 6.125% (d)(t)	1,265,000	1,261,958
Energy Transfer LP 6.625% (d)(t)	2,768,000	2,806,167
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.11%, 8.8951% (d)(e)(t)	7,273,000	7,394,988
		11,463,113
Financials - 0.9%
Banks - 0.4%
Citigroup Inc 7.125% (d)(t)	2,354,000	2,452,923
JPMorgan Chase & Co 4.6% (d)(t)	3,885,000	3,974,377
JPMorgan Chase & Co 6.5% (d)(t)	2,740,000	2,770,384
M&T Bank Corp 5.125% (d)(t)	1,215,000	1,219,428
		10,417,112
Capital Markets - 0.1%
Goldman Sachs Group Inc/The 6.125% (d)(q)(t)	2,755,000	2,750,442
Consumer Finance - 0.3%
Ally Financial Inc 4.7% (d)(t)	4,365,000	4,009,358
Ally Financial Inc 4.7% (d)(t)	4,475,000	4,335,420
Discover Financial Services 5.5% (d)(t)	890,000	880,013
		9,224,791
Insurance - 0.1%
Alliant Holdings LP 10.5% (d)(h)(t)	1,463,000	1,449,101
Industrials - 0.4%
Trading Companies & Distributors - 0.4%
Air Lease Corp 4.125% (d)(t)	5,559,000	5,338,355
Air Lease Corp 6% (d)(t)	275,000	271,292
Aircastle Ltd 5.25% (c)(d)(t)	5,175,000	5,208,289
		10,817,936
TOTAL UNITED STATES		46,122,495
TOTAL PREFERRED SECURITIES (Cost $39,563,595)		46,127,495

U.S. Treasury Obligations - 2.9%
	Yield (%) (v)	Principal Amount (a)	Value ($)
US Treasury Notes 3.75% 5/31/2030	3.74 to 4.59	15,613,000	15,158,637
US Treasury Notes 4% 2/15/2034	3.83 to 4.74	64,743,000	62,203,860
US Treasury Notes 4.25% 11/15/2034	4.57	278,000	271,528
US Treasury Notes 4.375% 5/15/2034	4.22 to 4.32	1,372,000	1,355,279
TOTAL U.S. TREASURY OBLIGATIONS (Cost $80,001,371)			78,989,304

Money Market Funds - 8.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (w)	4.37	30,960,034	30,966,226
Fidelity Securities Lending Cash Central Fund (w)(x)	4.37	195,714,519	195,734,090
TOTAL MONEY MARKET FUNDS (Cost $226,700,316)			226,700,316

TOTAL INVESTMENT IN SECURITIES - 107.0% (Cost $2,960,715,877)	2,943,077,041
NET OTHER ASSETS (LIABILITIES) - (7.0)% (u)	(191,616,662)
NET ASSETS - 100.0%	2,751,460,379

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	104	Mar 2025	11,064,625	(34,266)	(34,266)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Currency Abbreviations
EUR	-	European Monetary Unit (Euro)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,732,388 or 1.0% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,951,581,103 or 70.9% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Level 3 security
(i)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(j)	Non-income producing - Security is in default.
(k)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $3,465,194 and $3,338,394, respectively.

(l)	Non-income producing
(m)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $2,275,200 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(n)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(o)	Principal Only Strips represent the right to receive the monthly principal payments.
(p)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $9,064,700 or 0.3% of net assets.

(q)	Security or a portion of the security is on loan at period end.
(r)	A portion of the security sold on a delayed delivery basis.
(s)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(t)	Security is perpetual in nature with no stated maturity date.
(u)	Includes $158,175 of cash collateral to cover margin requirements for futures contracts.
(v)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(w)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(x)	Investment made with cash collateral received from securities on loan.
(y)	Affiliated Fund

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Company LLC	6/06/22	29,057,753

New Cotai LLC / New Cotai Capital Corp	9/11/20	623,261

Northeast Grocery Inc	11/08/21	5,075

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,045,554	627,501,976	607,582,864	974,143	1,560	-	30,966,226	30,960,034	0.1%
Fidelity Securities Lending Cash Central Fund	117,111,699	480,897,764	402,275,373	433,601	-	-	195,734,090	195,714,519	0.8%
Total	128,157,253	1,108,399,740	1,009,858,237	1,407,744	1,560	-	226,700,316	226,674,553

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	47,294,666	-	17,133,021	4,984,867	(62,262)	(1,497,430)	28,601,953	2,921,548
	47,294,666	-	17,133,021	4,984,867	(62,262)	(1,497,430)	28,601,953	2,921,548

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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